Property and Equipment, Net of Accumulated Depreciation, by Country (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-lived assets:
Property Plant And Equipment Net	$ 14,594		$ 12,436
Czech Republic
Long-lived assets:
Property Plant And Equipment Net	10,980		7,385
UNITED STATES
Long-lived assets:
Property Plant And Equipment Net	2,344		2,874
Other Foreign Country
Long-lived assets:
Property Plant And Equipment Net	$ 1,270	[1]	$ 2,177	[1]

[1]	No individual country represented more than 10% of the respective totals.